Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 16, 2012
Prospectus Date	rr_ProspectusDate	Jul. 16, 2012
Supplement Text [Bond Fund]	pimco_SupplementTextBlock
PIMCO Funds

Supplement Dated July 16, 2012 to the
Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D
Prospectus and Bond Funds – Class A, Class B, Class C and Class R Prospectus (each dated July 31, 2011) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Floating Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to PIMCO Floating Income Fund

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest all of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except such limitations shall not apply to the Fund's investments in mortgage-backed securities).

(PIMCO Foreign Bond Fund (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to PIMCO Foreign Bond Fund (Unhedged)

Effective immediately, the fifth sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Effective immediately, the sixth sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Global Bond Fund (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to PIMCO Global Bond Fund (Unhedged)

Effective immediately, the seventh sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in the Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Global Bond Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Effective immediately, the seventh sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Investment Grade Corporate Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to PIMCO Investment Grade Corporate Bond Fund

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Moderate Duration Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to PIMCO Moderate Duration Fund

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in the Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Total Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to PIMCO Total Return Fund

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Total Return Fund III)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Bond Fund]	pimco_SupplementTextBlock

Disclosure Related to PIMCO Total Return Fund III

Effective immediately, the first sentence of the second paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in the Bond Funds – Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Risk/Return:	rr_RiskReturnAbstract
Supplement - Strategic Markets	pimco_SupplementTextBlock_01a
PIMCO Funds

Supplement Dated July 16, 2012 to the
Strategic Markets Funds – Institutional Class, Class P, Administrative Class and Class D
Prospectus and Strategic Markets Funds – Class A, Class B, Class C and Class R
Prospectus (each dated July 31, 2011) (each a "Prospectus"), each as supplemented from time to time

(PIMCO EM Fundamental IndexPLUS® TR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Disclosure Related to PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

Effective immediately, the fourth sentence of the fourth paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in the Strategic Markets Funds – Institutional Class, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO International StocksPLUS® TR Strategy Fund (Unhedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Disclosure Related to PIMCO International StocksPLUS® TR Strategy Fund (Unhedged),
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), PIMCO
Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS® Fund and PIMCO StocksPLUS®
Total Return Fund

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged))
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Small Cap StocksPLUS® TR Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO StocksPLUS® Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO StocksPLUS® Total Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Fundamental Advantage Total Return Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Disclosure Related to PIMCO Fundamental Advantage Total Return Strategy Fund and
PIMCO Fundamental IndexPLUS® TR Fund

Effective immediately, the fourth sentence of the fifth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Fundamental IndexPLUS® TR Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Effective immediately, the fourth sentence of the fifth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO StocksPLUS® TR Short Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Strategic Markets]	pimco_SupplementTextBlock_01

Disclosure Related to PIMCO StocksPLUS® TR Short Strategy Fund

Effective immediately, the eighth sentence of the third paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Small Company]	pimco_SupplementTextBlock_02
PIMCO Funds

Supplement Dated July 16, 2012 to the
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund – Institutional
Class, Class P, Administrative Class and Class D Prospectus and PIMCO Small Company
Fundamental IndexPLUS® TR Strategy Fund – Class A, Class C and Class R Prospectus
(each dated August 19, 2011) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Small Company]	pimco_SupplementTextBlock_02

Effective immediately, the fourth sentence of the fifth paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

Risk/Return:	rr_RiskReturnAbstract
Supplement Text [International]	pimco_SupplementTextBlock_03
PIMCO Funds

Supplement Dated July 16, 2012 to the
PIMCO International Fundamental IndexPLUS® TR Strategy Fund – Institutional Class,
Class P, Administrative Class and Class D Prospectus and PIMCO International
Fundamental IndexPLUS® TR Strategy Fund – Class A, Class C and Class R Prospectus
(each dated August 19, 2011) (each a "Prospectus"), each as supplemented from time to time

(PIMCO International Fundamental IndexPLUS® TR Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [International]	pimco_SupplementTextBlock_03

Effective immediately, the fourth sentence of the fifth paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).